Condensed Consolidated Statements of Stockholders' Deficit (unaudited) - USD ($)	Preferred Stock Series G [Member]	Preferred Stock Series F [Member]	Common Stock [Member]	Commonstockbeissued [Member]	Preferred Stocktobe Issued [Member]	Additional Paid-in Capital [Member]	Noncontrolling Interest [Member]	Retained Earnings [Member]	Comprehensive Income [Member]	Total
Beginning balance, value at Jun. 30, 2020	$ 50	$ 50	$ 342,324			$ 91,904,874	$ 51,821	$ (107,429,607)	$ (7,897)	$ (15,138,435)
Beginning balance, shares at Jun. 30, 2020	5,000	5,000	68,464,742
Net income (loss)							5,015	(914,356)		(2,909,341)
Foreign currency translation									14,209	14,209
Ending balance, value at Sep. 30, 2020	$ 50	$ 50	$ 342,324			91,904,874	56,836	(108,343,963)	6,312	(16,033,567)
Ending balance, shares at Sep. 30, 2020	5,000	5,000	68,464,742
Beginning balance, value at Jun. 30, 2020	$ 50	$ 50	$ 342,324			91,904,874	51,821	(107,429,607)	(7,897)	(15,138,435)
Beginning balance, shares at Jun. 30, 2020	5,000	5,000	68,464,742
Net income (loss)										(2,733,861)
Ending balance, value at Dec. 31, 2020	$ 50	$ 50	$ 342,324			91,904,874	32,217	(110,143,864)	16,362	(17,848,037)
Ending balance, shares at Dec. 31, 2020	5,000	5,000	68,464,742
Beginning balance, value at Sep. 30, 2020	$ 50	$ 50	$ 342,324			91,904,874	56,836	(108,343,963)	6,312	(16,033,567)
Beginning balance, shares at Sep. 30, 2020	5,000	5,000	68,464,742
Net income (loss)							(24,619)	(1,799,901)		(1,824,520)
Foreign currency translation									10,050	10,050
Ending balance, value at Dec. 31, 2020	$ 50	$ 50	$ 342,324			91,904,874	32,217	(110,143,864)	16,362	(17,848,037)
Ending balance, shares at Dec. 31, 2020	5,000	5,000	68,464,742
Ending balance, value at Sep. 30, 2021		$ 50	$ 378,610	574,410	6,532,206	93,705,062	1,361,963	(109,604,016)	71,631	(6,980,086)
Ending balance, shares at Sep. 30, 2021		5,000	75,721,684
Beginning balance, value at Jun. 30, 2021		$ 50	$ 369,194	601,825		92,965,821	(38,391)	(107,338,174)	32,287	(13,407,388)
Beginning balance, shares at Jun. 30, 2021		5,000	73,838,662
Conversion of related party notes into preferred stock					6,532,206					6,532,206
Common stock issued pursuant to acquisitions			$ 1,063	(85,975)		84,913
Common stock issued pursuant to acquisitions, shares			212,500
Net income (loss)							1,289,169	(2,265,842)		(976,673)
Foreign currency translation									39,344	39,344
Stock Repurchased During Period, Value			1,647			13,179				14,826
Repurchase of common shares from subsidiary			$ (1,647)			(13,179)				(14,826)
Repurchase of common shares from subsidiary ,shares			(329,478)
Ending balance, value at Sep. 30, 2021		50	$ 378,610	574,410	6,532,206	93,705,062	1,361,963	(109,604,016)	71,631	(6,980,086)
Stock-based compensation			$ 10,000			667,507				677,507
Ending balance, shares at Sep. 30, 2021		5,000	75,721,684
Stock-based compensation, shares			2,000,000
Beginning balance, value at Jun. 30, 2021		$ 50	$ 369,194	601,825		92,965,821	(38,391)	(107,338,174)	32,287	(13,407,388)
Beginning balance, shares at Jun. 30, 2021		5,000	73,838,662
Net income (loss)										(3,044,311)
Ending balance, value at Dec. 31, 2021	$ 100	$ 50	$ 350,922	429,875		101,514,977	805,256	(112,989,191)	71,956	(9,816,055)
Ending balance, shares at Dec. 31, 2021	10,002	5,000	70,184,184
Beginning balance, value at Sep. 30, 2021		$ 50	$ 378,610	574,410	6,532,206	93,705,062	1,361,963	(109,604,016)	71,631	(6,980,086)
Beginning balance, shares at Sep. 30, 2021		5,000	75,721,684
Common stock issued pursuant to acquisitions			$ 1,063	(85,975)		84,913
Common stock issued pursuant to acquisitions, shares			212,500
Net income (loss)							1,317,537	(3,385,175)		(2,067,638)
Foreign currency translation									325	325
Ending balance, value at Dec. 31, 2021	100	50	350,922	429,875		101,514,977	805,256	(112,989,191)	71,956	(9,816,055)
Stock-based compensation			$ 2,500			$ 1,103,087				$ 1,105,587
Ending balance, shares at Dec. 31, 2021	10,002	5,000	70,184,184
Stock-based compensation, shares			500,000